                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Met Investors Advisory, LLC
Address: 5 Park Plaza, Suite 1900
         Irvine, CA 92614

13F File Number: 028-10259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard C. Pearson
Title: Vice President, Associate General Counsel & Secretary
Phone: 949-223-5680

Signature, Place, and Date of Signing:

/s/ Richard C. Pearson

Richard C. Pearson   Irvine, California   May 9, 2008


Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT.

[x]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.   13F File Number   Name
---   ---------------   ----
1.    028-11246         AIM Capital Management, Inc.
2.    028-00377         Batterymarch Financial Management, Inc.
3.    028-04295         BlackRock Advisors, LLC
4.    028-04293         BlackRock Financial Management, Inc.
5.    028-11611         ClearBridge Advisors, LLC
6.    028-06700         Dreman Value Management, LLC
7.    028-04192         Gallatin Asset Management, Inc.
8.    028-04981         Goldman Sachs Asset Management, L.P.
9.    028-02013         Harris Associates L.P.
10.   028-01343         Janus Capital Management LLC
11.   028-10469         Lazard Asset Management LLC
12.   028-01700         Legg Mason Capital Management, Inc.
13.   028-01700         Legg Mason Global Asset Allocation, LLC
14.   028-00398         Loomis, Sayles & Company, L.P.
15.   028-00413         Lord, Abbett & Co. LLC
16.   028-04968         Massachusetts Financial Services Company
17.   028-11866         Morgan Stanley Investment Management, Inc.
18.   028-00595         Neuberger Berman Management, Inc.
19.   028-00203         OppenheimerFunds, Inc.
20.   028-10952         Pacific Investment Management Company LLC
21.   028-04037         Pioneer Investment Management, Inc.
22.   028-05014         Rainier Investment Management, Inc.
23.   028-00223         RCM Capital Management LLC
24.   028-00115         T. Rowe Price Associates, Inc.
24.   028-05110         Third Avenue Management LLC
26.   028-02924         Turner Investment Partners, Inc.
27.   028-10245         Western Asset Management Company